Annual Notice of Securities Sold Pursuant to
                   Rule 24F-2
                                             OMB
                       APPROVAL UNITED STATES         OMB Number:
                                           3235-
                0456 SECURITIES AND EXCHANGE
                Expires:
                COMMISSION
August 31, 2000
                  Washington, D.C.  20549  Estim
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1
                   FORM 24F-2
                Annual Notice of
                Securities Sold
             Pursuant to Rule 24F-2

          Read instructions at end of Form
                      before   preparing Form.


1.   Name and address of issuer:
  Separate Account SPL- D of

Allmerica Financial Life Insurance and Annuity
Company
                                                      440
Lincoln Street Worcester, MA 01653
2.   The name of each series or class of
 securities for which this Form is
             filed (If
  the Form is being
filed for all series and classes
                    of securities
                    of the
issuer, check the box but do not
list series or
  classes):    X


3.   Investment Company Act File
Number:  81109505

  Securities Act File Number: 33-
83997


4 (a).    Last day of fiscal year
for which
this Form is
filed.   12/31/01


4 (b).         Check box if this
Form is being
filed late
(i.e., more than 90 calendar days
after the end
   of the issuer's fiscal year).
               (See
Instruction A.2)

 Note:  If the Form is being filed
             late, interest must
             be paid on the
             registration fee due.


4 (c).         Check box if this
is the last
time the
issuer will be filing this Form.


5.   Calculation of registration
fee:
 (i)  Aggregate sale price of
securities sold
           during the
      fiscal year pursuant to
section 24(f): $0
  (ii)      Aggregate price of
           securities
redeemed or
      Repurchased during the fiscal year:
  $0 (iii)     Aggregate price of securities
      redeemed or Repurchased during any prior
  fiscal year ending no earlier
              than
      October 11, 1995 that were
      not previously used to
      reduce registration fees
      payable to the Commission:
      $
N/A
 (iv)      Total available redemption
credits
            [add Items
      5(ii)
    and 5(iii)]:
     -    $0

 (v)  Net sales - if Item 5(i) is
greater than
            Item 5(iv)
  [subtract Item 5(iv) from Item
              5(i)]:
$0

(vi)      Redemption credits
available for use
                in
  future years
$(N/A
                 )
 - if Item 5(i) is less than Item
               5(iv)
 [subtract
     Item 5(iv) from Item 5(i)]:

      (vii)     Multiplier for
determining
              registration fee
      (See Instruction C.9):
      X  . 0.000092

  (viii)         Registration fee
due [multiply
                  Item 5(v) by
     Item 5(vii)] (enter "0"
     if no fee is due):                        =$ 0




6.   Prepaid Shares

  If  the response to Item 5(i) was determined
by deducting
  an  amount  of securities that were registered
under  the
  Securities  Act  of 1933 pursuant to  rule 24e-2  as
  in effect before October 11, 1997, then report the
  amount of securities  (number of shares or other
  units)  deducted here:
      If there is a number of shares or other units
  that  were  registered pursuant to rule  24e-2
  remaining unsold at the end of the fiscal year
for which this  form is                           filed
that  are available for use by the  issuer  in
  future fiscal years, then state that number
  here: .   Not Applicable


7.   Interest due - if this Form is being
filed
more than
  90 days after the end of the issuer's fiscal
year
  (see Instruction D):
                                                  +$   N/A
8.   Total of the amount of the registration
fee
due plus
  any interest due [line 5(viii) plus line 7]:

                                                  =$   0

Date the registration fee and any interest
payment was sent to the Commission's
lockbox depository:
 March 27, 2002              Method
            of Delivery:

X     Wire Transfer

Mail or other means

             SIGNATURES
This  report has been signed below
by the following persons on  behalf
of the issuer and in the capacities
and  on  the dates indicated.

By (Signature and Title)*
/s/ Paul
Kane

                Paul Kane -
Assistant Vice President
Date           3/27/02


  *Please print the name and title
                   of the signing
                   officer below the
                   signature.